Accounts Payable And Accrued Liabilities	12 Months Ended
Dec. 31, 2022
Accounts Payable And Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31, 2022	December 31, 2021
Trade payables	$122,508	$109,297
Accrued liabilities	103,520	75,201
Income taxes payable	9,379	5,611
VAT and other taxes payable	4,401	7
	$239,808	$190,116